DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2020	As at December 31, 2019
Deferred tax assets
Tax loss carry forwards	$456	$511
Tax credits	13	28
Environmental rehabilitation	358	329
Post-retirement benefit obligations and other employee benefits	30	24
Other working capital	70	75
Other	3	11
	$930	$978
Deferred tax liabilities
Property, plant and equipment	(3,375)	(3,263)
Inventory	(463)	(545)
Accrued interest payable	(28)	(26)
	($2,936)	($2,856)
Classification:
Non-current assets	$98	$235
Non-current liabilities	(3,034)	(3,091)
	($2,936)	($2,856)

	2021	2022	2023	2024	2025+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$13	$—	$263	$77	$655	$—	$1,008
Canada	—	—	—	—	2,176	—	2,176
Chile	—	—	—	—	—	1,050	1,050
Tanzania	—	—	—	—	—	1,455	1,455
Zambia	—	150	—	—	14	—	164
Other	—	4	12	—	21	380	417
	$13	$154	$275	$77	$2,866	$2,885	$6,270
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2020.
Deferred Tax Assets Not Recognized

	As at December 31, 2020	As at December 31, 2019
Argentina	$105	$103
Australia	298	277
Barbados	10	17
Canada	1,127	1,097
Chile	1,037	1,074
Côte d'Ivoire	6	5
Mali	9	8
Peru	281	329
Saudi Arabia	70	70
Tanzania	110	156
United States	—	1
Zambia	—	24
	$3,053	$3,161

Source of Changes in Deferred Tax Balances
For the years ended December 31	2020	2019
Temporary differences
Property, plant and equipment	($112)	($1,851)
Environmental rehabilitation	29	37
Tax loss carry forwards	(54)	(27)
AMT and other tax credits	(14)	(10)
Inventory	81	(42)
Other	(10)	14
	($80)	($1,879)
Intraperiod allocation to:
Income from continuing operations before income taxes	($151)	($1,073)
Allocation to PPA	—	(799)
Sale of 50% interest in Kalgoorlie	—	12
Income Tax Payable	65	(16)
Other comprehensive income	(6)	(3)
Other	12	—
	($80)	($1,879)
Income Tax Related Contingent Liabilities
	2020	2019
At January 1	$327	$306
Net additions based on uncertain tax positions related to prior years	39	21
Reductions for tax positions of prior years	(100)	—
At December 31[1]	$266	$327
1If reversed, the total amount of $266 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2014-2020
Australia	2016-2020
Canada	2015-2020
Chile	2015-2020
Côte d'Ivoire	2019-2020
Democratic Republic of Congo	2019-2020
Dominican Republic	2015-2020
Mali	2017-2020
Papua New Guinea	2006-2020
Peru	2013-2020
Saudi Arabia	2019-2020
Tanzania	2018-2020
United States	2019-2020
Zambia	2018-2020